5. Segment and Geographic Information	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Segment and Geographic Information

The Company’s operations are classified as one reportable segment. The Company’s net sales by geographic region follow:

	Three Months Ended March 31, 2015	% of Total	Three Months Ended March 31, 2014	% of Total
North America	$3,008,495	98%	$3,075,782	98%
Outside North America	50,953	2%	70,563	2%
Total	$3,059,448	100%	$3,146,345	100%

The Company's operations are classified as one reportable segment. Substantially all of the Company's operations and long-lived assets reside primarily in the United States. Net sales information follows:

	2013	Percent	2014	Percent
United States	$10,541,921	94%	$11,563,956	97%
Outside United States	699,243	6%	337,383	3%
Total	$11,241,164	100%	$11,901,339	100%